Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 1,523,709	€ 1,588,197	€ 1,449,467
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	618,695	621,119	700,749
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	192,877	168,358	164,229
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Other operating income and expenses	€ 712,137	€ 798,720	€ 584,489